Investment Securities - Investment Securities Available-for-Sale (Detail) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost		$ 67,381	$ 68,717
Available-for-sale securities, Unrealized Gains		174	308
Available-for-sale securities, Unrealized Losses Other-than-Temporary		0	0
Available-for-sale securities, Unrealized Losses Other		(1,440)	(888)
Available-for-sale securities, Fair Value	[1]	66,115	68,137
U.S. Treasury and Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost		19,604	23,586
Available-for-sale securities, Unrealized Gains		11	3
Available-for-sale securities, Unrealized Losses Other-than-Temporary		0	0
Available-for-sale securities, Unrealized Losses Other		(358)	(288)
Available-for-sale securities, Fair Value		19,257	23,301
Residential Mortgage-Backed Securities [Member] | Agency [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost		40,542	38,450
Available-for-sale securities, Unrealized Gains		120	152
Available-for-sale securities, Unrealized Losses Other-than-Temporary		0	0
Available-for-sale securities, Unrealized Losses Other		(910)	(571)
Available-for-sale securities, Fair Value		39,752	38,031
Commercial [Member] | Agency [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost		2	6
Available-for-sale securities, Unrealized Losses Other-than-Temporary		0	0
Available-for-sale securities, Fair Value		2	6
Asset-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost		397
Available-for-sale securities, Fair Value		403
Asset-Backed Securities [Member] | Other Asset-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost		397	413
Available-for-sale securities, Unrealized Gains		6	6
Available-for-sale securities, Unrealized Losses Other-than-Temporary		0	0
Available-for-sale securities, Fair Value		403	419
Obligations of State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost		6,836	6,240
Available-for-sale securities, Unrealized Gains		37	147
Available-for-sale securities, Unrealized Losses Other-than-Temporary		0	0
Available-for-sale securities, Unrealized Losses Other		(172)	(29)
Available-for-sale securities, Fair Value		6,701	6,358
Other [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Amortized Cost			22
Available-for-sale securities, Unrealized Losses Other-than-Temporary		$ 0	0
Available-for-sale securities, Fair Value			$ 22

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.